Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	For the years ended December 31,
	2019	2020	2021
Risk-free interest rates	1.50%-2.90%	0.62%-1.13%	1.31%-1.69%
Expected volatility	43.52%-57.59%	43.89%-46.68%	46.28%-46.87%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying ordinary shares	$4.8550-$8.9875	$8.9450-$34.1350	$22.0375-$46.5375
Fair value of share option	$4.8485-$8.9810	$8.9385-$34.1285	$22.0310-$46.5310

Schedule of recognized share-based compensation expenses

	For the years ended
	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Costs of revenues	23,835	32,291	26,624	4,178
Sales and marketing expenses	860,862	1,093,547	1,612,219	252,992
General and administrative expenses	786,641	966,985	792,421	124,348
Research and development expenses	886,368	1,520,220	2,343,466	367,741
	2,557,706	3,613,043	4,774,730	749,259

RSU
Share-Based Compensation
Schedule of Group's share-based compensation activities

		Weighted
	Number of	average grant
	RSUs	date fair value
		US$
Outstanding as of December 31, 2020	43,820,456	9.1088
Granted	17,384,044	32.4843
Vested	(15,364,748)	6.8158
Forfeited	(4,321,288)	15.7243
Outstanding as of December 31, 2021	41,518,464	19.0563

Stock option
Share-Based Compensation
Schedule of Group's share-based compensation activities

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	share options	price	fair value	value	term
		US$	US$	US$	Years
Outstanding as of December 31, 2020	731,051,100	0.0065	3.1775	32,466,710	6.94
Granted	21,307,640	0.0065	32.0457
Forfeited	(23,324,000)	0.0065	4.6934
Exercised	(9,031,204)	0.0065	0.0789
Outstanding as of December 31, 2021	720,003,536	0.0065	4.0216	10,489,372	6.07
Vested and expected to vest as of December 31, 2021	720,003,536	0.0065	4.0216	10,489,372	6.07
Exercisable as of December 31, 2021	552,456,551	0.0065	2.4085	8,048,463	5.68